SHAREHOLDERS EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding at the end of the year	1,294,570	1,104,409
Weighted average remaining contractual life (in years)	7 years
Weighted average exercise price	$ 5.03	$ 5.84
Options exercisable at the end of the year	581,609
Average exercise price of options exercisable	$ 7.39
1.16-2.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.16
Maximum exercise price	$ 2.86
Options outstanding at the end of the year	566,061
Weighted average remaining contractual life (in years)	7 years 6 months 29 days
Weighted average exercise price	$ 2.01
Options exercisable at the end of the year	90,859
Average exercise price of options exercisable	$ 2.71
3.26 - 3.57 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3.26
Maximum exercise price	$ 3.57
Options outstanding at the end of the year	253,324
Weighted average remaining contractual life (in years)	7 years 29 days
Weighted average exercise price	$ 3.41
Options exercisable at the end of the year	143,896
Average exercise price of options exercisable	$ 3.41
3.62-4.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3.62
Maximum exercise price	$ 4.69
Options outstanding at the end of the year	100,146
Weighted average remaining contractual life (in years)	7 years 2 months 26 days
Weighted average exercise price	$ 4.04
Options exercisable at the end of the year	39,780
Average exercise price of options exercisable	$ 4.34
5.16-99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	5.16
Maximum exercise price	$ 99
Options outstanding at the end of the year	365,373
Weighted average remaining contractual life (in years)	5 years 10 months 6 days
Weighted average exercise price	$ 6.15
Options exercisable at the end of the year	297,408
Average exercise price of options exercisable	$ 6.35
123-528.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	123
Maximum exercise price	$ 528.01
Options outstanding at the end of the year	9,666
Weighted average remaining contractual life (in years)	3 years 6 months 11 days
Weighted average exercise price	$ 155.45
Options exercisable at the end of the year	9,666
Average exercise price of options exercisable	$ 155.45